Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Benefit Plans
Schedule of components of net periodic benefit cost

	Pension Benefits		Other Benefits
(dollars in thousands)	2016	2015	2016	2015
Three Months Ended September 30,
Service cost	$215	$202	$193	$176
Interest cost	2,172	2,166	210	198
Expected return on plan assets	(1,180)	(1,042)	—	—
Prior service credit	—	—	(107)	(107)
Recognized net actuarial loss	1,774	2,451	—	34
Total net periodic benefit cost	$2,981	$3,777	$296	$301

Nine Months Ended September 30,
Service cost	$644	$605	$577	$527
Interest cost	6,486	6,498	631	594
Expected return on plan assets	(3,515)	(3,125)	—	—
Prior service credit	—	—	(321)	(322)
Recognized net actuarial loss	5,319	7,353	—	103
Total net periodic benefit cost	$8,934	$11,331	$887	$902

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Service cost	$809	$702	$734	$742
Interest cost	8,681	8,995	770	925
Expected return on plan assets	(4,178)	(4,270)	—	—
Prior service credit	—	—	(429)	—
Recognized net actuarial loss	9,928	5,163	32	—
Total net periodic benefit cost	$15,240	$10,590	$1,107	$1,667